real estate joint ventures and investments in associates - Investments in associates (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Statement of financial position
Current assets	$ 7,105		$ 7,105		$ 8,372
Non-current assets	49,707		49,707		51,241
Current liabilities	10,679		10,679		9,689
Non-current liabilities	32,044		32,044		33,345
Statement of income and other comprehensive income
Net income (loss)	(1,840)	$ 7	(1,704)	$ 328
Comprehensive income (loss)	(1,893)	10	(1,708)	374
Other comprehensive income	(53)	(51)	(4)	1
Reconciliation of statement of financial position summary financial information to carrying amounts
Our interest in net assets (our carrying amounts)	207		207		198
Individually immaterial associates
Reconciliation of statement of financial position summary financial information to carrying amounts
Our interest in net assets (our carrying amounts)	36		36		29
Miovision Technologies Incorporated
Statement of financial position
Current assets	116		116		82
Non-current assets	394		394		411
Current liabilities	46		46		74
Non-current liabilities	56		56		31
Net assets (above)	408		408		388
Statement of income and other comprehensive income
Revenue and other income	58	41	99	85
Net income (loss)	(6)	(2)	(4)	(13)
Comprehensive income (loss)	3	$ (4)	(2)	$ (15)
Reconciliation of statement of financial position summary financial information to carrying amounts
Net assets (above)	408		$ 408		$ 388
Our interest			41.90%		43.40%
Our interest in net assets (our carrying amounts)	$ 171		$ 171		$ 169